Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2024
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	false
Insider Trading Policies and Procedures Not Adopted

We have not adopted an insider trading policy and procedures governing the purchase, sale, and/or other dispositions of our securities by our directors, officers and employees, or ourselves, that are reasonably designed to promote compliance with insider trading laws, rules and regulations, and any listing standards applicable to us. We expect that such a policy will be adopted by the post-business combination company in connection with our initial business combination.